LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR NON-SUBSIDIARY (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	May 21, 2021	Dec. 31, 2022
LOANS, FINANCING AND DEBENTURES
Percentage of the distributor's capital	100.00%
Provision for guarantees in noncurrent liabilities		R$ 176,130
FurnasCentraisEletricasS.a. [Member]
LOANS, FINANCING AND DEBENTURES
Percentage of the distributor's capital		72.36%
Borrowings guaranteed by Furnas, Corporate | Modernization of UHE Furnas and UHE LuizCarlos [Member]
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		R$ 355,324
UHE Belo Monte - Norte Energia | Borrowings from BNDES bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		14,203,901
UHE Teles Pires | Borrowings from BNDES bank for UHE Teles Pires guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		243,256
UHE Teles Pires | Borrowings from BNDES bank for HPP Teles Pires guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		1,138,175
UHE Santo Antonio | Borrowings from BNDES Original Direct for UHE Santo Antnio guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		9,934,931
UHE Santo Antonio | Borrowings through BNDES Original Transfer for UHE Santo Antnio guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		348,907
UHE Santo Antonio | Borrowings through BNDES Supplementary Transfer for UHE Santo Antnio guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		454,955
UHE Santo Antonio | Borrowings guaranteed by Furnas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		3,772,714
Angra I | Borrowings guranteed by Electrobas Four, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		103,392
Angra III | Borrowings guranteed by Electrobas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		3,255,476
Angra III | Borrowings guranteed by Electrobas Two, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		2,907,853
UHE Sinop | Borrowings from BNDES bank for UHE Sinop guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		576,744
UHE Sinop | Borrowings through Issuance of Debentures for UHE Sinop guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		75,335
Mata de Santa Genebra Transmisso S.A | Borrowings from BNDES Original Direct for Transmission Projetcs - Mata de Santa Genebra Transmisso S.A. guaranteed by Eletrobras, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		94,201
Empresa de Energia Sao Manoel S.A | Borrowings through Issuance of Debentures for Empresa de Energia So Manoel guaranteed by Furnas
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		101,659
Empresa de Energia Sao Manoel S.A | Borrowings through Issuance of Debentures for HPP Sinop guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		545,002
Amazonas Energia [Member] | Borrowings guranteed by Electrobas Three, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		377,367
Chapada do Piau II | Borrowings through Issuance of Debentures for Belo Monte Wind Projects - Chapada do Piau II Holding S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		72,087
Chapada do Piau I | Borrowings through Issuance of Debentures for Belo Monte Wind Projects - Chapada Piau I Holding S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		68,765
Non-controlled companies guarantees
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		28,799,328
HPP Jirau | Borrowings from BNDES bank for HPP Jirau - ESBR guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		3,310,366
HPP Jirau | Borrowings from BNDES bank for HPP Jirau - ESBR guaranteed by Eletrobras, two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		909,306
Transmission Projetcs - Mata de Santa Genebra Transmisso S.A. | Borrowings from BNDES Original Direct for Transmission Projetcs - Mata de Santa Genebra Transmisso S.A. guaranteed by Furnas, One
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		738,527
HPP Sinop | Borrowings through Issuance of Debentures for UHE Sinop guaranteed by Chesf
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		75,335
HPP Sinop | Borrowings through Issuance of Debentures for Belo Monte Caldas Novas Transmisso S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance		R$ 2,581